UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.7%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.4%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	AAA/P	$250,000	$257,800
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	350,000	368,197
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	216,012
5.00%, 7/1/36	A	400,000	433,616
5.00%, 7/1/33	A	200,000	219,848

			1,495,473
New York (3.0%)
NY City, VRDN, Ser. 1, 1.72%, 3/1/40	VMIG 1	2,250,000	2,250,000
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	1,100,000	1,100,000

			3,350,000
Ohio (93.6%)
Allen Cnty., Hosp. Fac. Rev. Bonds
(Catholic Hlth. Care), Ser. A, U.S. Govt. Coll., 5.25%, 6/1/38 (Prerefunded 6/1/20)	A2	1,000,000	1,043,150
5.00%, 8/1/21	A+	400,000	427,508
Ser. A, 4.00%, 8/1/38	A+	1,370,000	1,398,140
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,102,900
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A2	830,000	913,249
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A2	150,000	173,130
(Meldahl Hydroelectric Fac. (Green Bond)), Ser. A, 5.00%, 2/15/27	A2	250,000	294,533
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	746,473
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A1	1,000,000	1,111,450
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	1,500,000	1,401,105
Butler Cnty., Hosp. Fac. Rev. Bonds, (Cincinnati Children's Hosp. Med. Ctr.), Ser. X, 5.00%, 5/15/29	Aa2	1,000,000	1,230,740
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	557,035
5.00%, 12/1/42	AA	350,000	391,615
5.00%, 12/1/37	AA	100,000	113,048
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	515,755
Cincinnati, G.O. Bonds, Ser. D, 4.00%, 12/1/32	Aa2	500,000	524,170
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	556,505
Cleveland, Income Tax Rev. Bonds
(Impt. Pk. & Recreational), 5.00%, 10/1/33	AA+	615,000	717,244
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/33	AA+	300,000	351,909
(Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/32	AA+	1,000,000	1,178,360
(Pub. Fac. Impt.), Ser. B-1, 5.00%, 10/1/32	AA+	500,000	589,180
(Impt. Bridges), 4.00%, 10/1/29	AA+	300,000	329,388
(Impt. Bridges), 4.00%, 10/1/28	AA+	400,000	441,696
Cleveland, Pkg. Fac. Rev. Bonds, AGM
5.25%, 9/15/22	AA	1,630,000	1,799,553
5.25%, 9/15/22 (Escrowed to maturity)	AA	770,000	862,439
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,510,250
Cleveland, State U. Rev. Bonds, 5.00%, 6/1/37	A1	1,500,000	1,607,355
Cleveland, Wtr. Poll. Control Rev. Bonds, (Green Bonds)
5.00%, 11/15/41	Aa3	500,000	563,510
5.00%, 11/15/36	Aa3	435,000	495,648
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A2	1,000,000	1,100,230
Columbus, Swr. VRDN, Ser. B, 1.75%, 6/1/32	VMIG 1	930,000	930,000
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. D, 5.00%, 8/1/32	Aa2	750,000	819,075
Cuyahoga Cnty., COP, (Convention Hotel), 5.00%, 12/1/27	AA-	1,250,000	1,408,613
Cuyahoga, Rev. Bonds, (Sports Fac. Impt.)
5.00%, 12/1/27	AA-	250,000	282,355
5.00%, 12/1/25	AA-	100,000	113,425
Dayton, City School Dist. G.O. Bonds, 5.00%, 11/1/23	Aa2	750,000	852,758
Fairview Park City School Dist. G.O. Bonds, 5.00%, 12/1/42	Aa2	1,905,000	2,107,044
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,715,246
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,100,000	1,133,561
5.00%, 11/15/44	BBB+/F	1,000,000	1,041,270
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A
4.00%, 11/1/39	Aa2	500,000	515,000
4.00%, 11/1/38	Aa2	300,000	309,789
Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5.00%, 11/1/27	Aa2	815,000	935,481
Greene Cnty., Hosp. Facs. Rev. Bonds, (Kettering Hlth. Network), 5.50%, 4/1/39	A+	1,000,000	1,002,960
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	500,000	512,745
Hamilton Cnty., Hosp. Fac. Rev. Bonds, (TriHealth, Inc.), Ser. A, 5.00%, 8/15/36	A+	750,000	843,158
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A1	3,000,000	2,626,140
zero %, 12/1/22	A1	500,000	462,115
Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,000,000	1,161,500
Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55%, 12/1/20	Aa3	545,000	578,174
JobsOhio Beverage Syst. Rev. Bonds, (Statewide Sr. Lien Liquor Profits), Ser. A, 5.00%, 1/1/38	AA	700,000	766,955
Kent State U. Rev. Bonds, (Gen. Receipts), 5.00%, 5/1/30	Aa3	1,000,000	1,164,150
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	180,000	180,558
Lakewood, City School Dist. G.O. Bonds, (School Fac. Impt.), Ser. B
4.00%, 11/1/35	Aa2	500,000	530,260
4.00%, 11/1/34	Aa2	430,000	459,287
4.00%, 11/1/33	Aa2	375,000	402,506
4.00%, 11/1/32	Aa2	225,000	241,877
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/30	A-	750,000	814,088
Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7.00%, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	759,549
(Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	686,797
Miami Cnty., Hosp. Fac. Rev. Bonds, (Kettering Hlth. Network Oblig. Group), 5.00%, 8/1/39(FWC)	A+	1,000,000	1,119,900
Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	563,265
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,200,000	1,273,152
Milford, Exempt Village School Dist. G.O. Bonds, 5.00%, 12/1/19	Aa2	200,000	204,988
Montgomery Cnty., Rev. Bonds, (Catholic Hlth. Initiatives), Ser. D, 6.25%, 10/1/33	Baa1	1,000,000	1,003,800
Mount Healthy City School Dist. G.O. Bonds, 5.00%, 12/1/21	Aa2	500,000	542,175
Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5.00%, 12/1/36	Aa3	500,000	541,310
New Albany, Plain Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/29	Aa1	1,410,000	1,498,562
North Royalton, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/47	Aa2	2,000,000	2,216,500
Northeastern Local School Dist. Clark Cnty., G.O. Bonds, AGM, 4.00%, 12/1/34	AA	790,000	841,737
OH Hsg. Fin. Agcy. Rev. Bonds, (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	105,000	106,187
OH State G.O. Bonds
(Hwy.), Ser. S, 5.00%, 5/1/31	AAA	150,000	175,914
(Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,315,000	2,417,392
OH State Rev. Bonds, (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,250,000	1,396,013
OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	1,000,000	1,023,460
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst.), 5.75%, 11/15/40	Baa2	370,000	383,320
(Summa Hlth. Syst.), U.S. Govt. Coll., 5.75%, 11/15/40 (Prerefunded 5/15/20)	Baa2	630,000	659,938
5.25%, 12/1/48	BB	250,000	255,723
(Kenyon College), 5.00%, 7/1/44	A	1,305,000	1,353,559
(Case Western Reserve U.), 5.00%, 12/1/40	AA-	1,000,000	1,128,980
(Xavier U.), 5.00%, 5/1/40	A3	750,000	770,535
(U. of Findlay (The)), 5.00%, 3/1/39(FWC)	BBB-	500,000	530,135
(Oberlin Coll.), 5.00%, 10/1/31	AA	650,000	728,598
(U. of Dayton), Ser. A, 5.00%, 12/1/24	A+	285,000	331,797
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,086,610
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,335,213
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	826,800
OH State Special Oblig. Cap. Fac. Lease Appropriation Rev. Bonds, Ser. C, 5.00%, 12/1/28	Aa2	500,000	597,890
OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	Aa3	350,000	390,128
5.00%, 2/15/48	Aa3	1,250,000	1,343,775
OH State U. Rev. Bonds, Ser. A, 5.00%, 12/1/39	Aa1	1,000,000	1,129,960
OH State Wtr. Dev. Auth. Rev. Bonds, Ser. A
5.00%, 12/1/35	Aaa	1,000,000	1,153,960
5.00%, 12/1/34	Aaa	750,000	868,553
5.00%, 12/1/33	Aaa	1,970,000	2,289,337
OH U. Gen. Recipients Athens Rev. Bonds
5.00%, 12/1/43	Aa3	1,035,000	1,126,960
5.00%, 12/1/42	Aa3	500,000	538,875
Penta Career Ctr. COP, 5.00%, 4/1/20	Aa3	1,500,000	1,552,815
Princeton, City School Dist. G.O. Bonds, 5.00%, 12/1/36	AA	500,000	569,850
Revere, Local School Dist. G.O. Bonds, (School Fac. Impt.), Ser. C
4.00%, 12/1/33	Aa1	270,000	291,584
4.00%, 12/1/31	Aa1	1,000,000	1,093,090
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	1,195,000	1,403,504
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	1,025,000	1,137,207
5.00%, 2/15/32	A3	865,000	970,651
Summit Cnty., G.O. Bonds, 4.00%, 12/1/31	Aa1	750,000	809,715
Toledo, Wtr. Wks. Syst. Rev. Bonds
5.00%, 11/15/36	Aa3	500,000	571,995
5.00%, 11/15/28	Aa3	250,000	296,638
Toledo-Lucas Cnty., Port Auth. Rev. Bonds, (CSX Transn, Inc.), 6.45%, 12/15/21	A3	1,900,000	2,106,188
U. of Akron Rev. Bonds, Ser. A
5.00%, 1/1/31	A1	500,000	566,330
5.00%, 1/1/28	A1	1,000,000	1,126,450
U. of Cincinnati Rev. Bonds, Ser. A, 5.00%, 6/1/31	Aa3	500,000	545,730
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
Ser. A, 5.75%, 7/1/33	A	500,000	560,980
5.00%, 7/1/39	A	1,000,000	1,065,820
Willoughby-Eastlake, City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/46	A1	1,000,000	1,120,470
Youngstown State U. Rev. Bonds
AGC, U.S. Govt. Coll., 5.25%, 12/15/29 (Prerefunded 6/15/19)	AA	500,000	505,155
5.00%, 12/15/25	A+	500,000	531,912

			101,984,789
Puerto Rico (0.3%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Ser. 07A
zero %, 8/1/43	BBB/P	224,146	223,586
zero %, 8/1/43	BBB/P	73,809	69,934

			293,520
Washington (2.4%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	2,600,000	2,600,754

			2,600,754
TOTAL INVESTMENTS

Total investments (cost $106,641,675)			$109,724,536

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $108,935,591.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	21.8%
	Healthcare	20.9
	Education	16.0
	Utilities	15.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$109,724,536	$—

Totals by level	$—	$109,724,536	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019